Leases (Tables)	12 Months Ended
Mar. 31, 2014
Leases [Abstract]
Assets and Related Accumulated Amortization under Capital Leases

At March 31, 2013 and 2014, the amounts of assets and related accumulated amortization included in property and equipment on the consolidated balance sheet reported under capital leases and financing obligations were as follows:

	Millions of Yen
	2013	2014
Building and structures	¥21,479	¥21,479
Tools, furniture and fixtures	4,265	4,146
Accumulated amortization	(10,657)	(12,040)

Net leased property	¥15,087	¥13,585

Schedule of Future Minimum Lease Payments for Capital and Noncancelable Operating Leases

Future minimum lease payments under capital leases and financing obligations and noncancelable operating leases as of March 31, 2014 are as follows:

	Millions of Yen
	Capital Leases and Financing Obligations	Operating Leases
Year ending March 31,
2015	3,071	10,006
2016	2,890	9,841
2017	2,671	9,456
2018	2,464	8,459
2019	2,336	5,593
2020 and thereafter	14,787	34,869

Total minimum lease payments	¥28,219	¥78,224

Less: amount representing interest	(5,654)

Present value of net minimum lease payments	22,565
Less: current portion	(2,078)

Non-current portion	¥20,487